UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08759
Laudus Institutional Trust
(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Jeffrey Mortimer
Laudus Institutional Trust
211 Main St, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: June 30, 2009

Item 1. Schedule of Investments.
Item 2. Controls and Procedures.
Item 3. Exhibits.
EX-99.CERT

Item 1. Schedule of Investments.
Laudus Institutional Trust
Laudus Mondrian Institutional Emerging Markets Fund
Portfolio Holdings As of June 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

90.6%	Common Stock	2,299,599	1,900,089
8.0%	Preferred Stock	271,303	167,254
2.4%	Other Investment Company	50,299	50,299

101.0%	Total Investments	2,621,201	2,117,642
(1.0)%	Other Assets and Liabilities, Net		(20,132)

100.0%	Net Assets		2,097,510

	Number of	Value
Security	Shares	($)

Common Stock 90.6% of net assets

Brazil 7.8%
Software & Services 3.5%
Redecard S.A.	4,800	73,856
Transportation 2.4%
Companhia de Concessoes Rodoviarias	3,200	51,327
Utilities 1.9%
CPFL Energia S.A. ADR	800	38,752

		163,935

China 19.6%
Banks 7.5%
China Construction Bank Corp., Class H	122,000	94,006
Industrial & Commercial Bank of China Ltd., Class H	91,000	63,035

		157,041
Energy 4.0%
China Shenhua Energy Co., Ltd., Class H	23,000	84,027
Telecommunication Services 2.2%
China Mobile Ltd.	4,500	45,056
Transportation 5.9%
China Merchants Holdings International Co., Ltd.	14,000	40,098
China Shipping Development Co., Ltd., Class H	34,000	43,483
Cosco Pacific Ltd.	36,000	40,310

		123,891

		410,015

Columbia 2.5%
Banks 2.5%
Bancolombia S.A. ADR	1,700	51,850

Czech Republic 4.1%
Banks 2.2%
Komercni Banka a.s.	338	46,729
Utilities 1.9%
CEZ a.s.	889	40,045

		86,774

Egypt 3.9%
Telecommunication Services 3.9%
Orascom Telecom Holding S.A.E. -Reg’d GDR *	1,515	40,321
Telecom Egypt	14,774	41,543

		81,864

India 2.9%
Telecommunication Services 2.9%
Bharti Airtel Ltd. *	3,634	61,115

Kazahkstan 2.1%
Energy 2.1%
KazMunaiGas Exploration Production GDR	2,362	44,878

Mexico 6.6%
Food, Beverage & Tobacco 1.5%
Grupo Modelo, S.A. de C.V., Series C *	9,100	32,507
Media 2.1%
Grupo Televisa S.A. ADR	2,600	44,200
Telecommunication Services 3.0%
America Movil SAB de C.V., Series L ADR	1,600	61,952

		138,659

Philippines 2.8%
Telecommunication Services 2.8%
Philippine Long Distance Telephone Co. ADR	1,200	59,664

Poland 2.1%
Banks 2.1%
Bank Pekao S.A. *	1,195	43,132
Republic of Korea 3.7%
Banks 1.6%
KB Financial Group, Inc. ADR *	1,000	33,310

Laudus Mondrian Institutional Emerging Markets Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Food, Beverage & Tobacco 2.1%
KT&G Corp.	800	45,142

		78,452

Russia 8.6%
Energy 5.6%
Gazprom — Reg’d ADR	2,950	59,737
LUKOIL ADR	1,300	57,681

		117,418
Telecommunication Services 3.0%
Mobile TeleSystems ADR	1,700	62,781

		180,199

South Africa 2.8%
Energy 2.8%
Sasol	1,683	58,879

Taiwan 12.4%
Banks 2.0%
Chinatrust Financial Holding Co., Ltd.	69,343	41,656
Semiconductors & Semiconductor Equipment 5.3%
MediaTek, Inc.	3,050	36,211
Taiwan Semiconductor Manufacturing Co., Ltd.	45,000	73,854

		110,065
Technology Hardware & Equipment 2.7%
Asustek Computer, Inc.	22,000	28,440
Asustek Computer, Inc.-Reg’d GDR	4,398	28,551

		56,991
Telecommunication Services 2.4%
Chunghwa Telecom Co., Ltd. ADR	2,552	50,606

		259,318

Thailand 2.9%
Energy 2.9%
PTT Public Co., Ltd.	8,700	59,753

Turkey 5.8%
Banks 2.7%
Akbank T.A.S.	1,542	6,833
Akbank T.A.S. ADR	5,450	49,868

		56,701
Telecommunication Services 3.1%
Turkcell Iletisim Hizmetleri A/S	11,739	64,901

		121,602

Total Common Stock (Cost $2,299,599)		1,900,089

Preferred Stock 8.0% of net assets

Brazil 3.8%
Banks 2.0%
Itausa — Investimentos Itau S.A.	9,274	41,270
Materials 1.8%
Vale S.A. ADR	2,500	38,375

		79,645

Republic of Korea 4.2%
Automobiles & Components 2.0%
Hyundai Motor Co.	1,790	42,177
Semiconductors & Semiconductor Equipment 2.2%
Samsung Electronics Co., Ltd.	149	45,432

		87,609

Total Preferred Stock (Cost $271,303)		167,254

Other Investment Company 2.4% of net assets

State Street Institutional Liquid Reserves Fund — Institutional Class	50,299	50,299

Total Other Investment Company (Cost $50,299)		50,299

End of Investments.
At 06/30/09, the tax basis cost of the fund’s investments was $2,621,206 and the unrealized appreciation and depreciation were $136,295 and ($639,859), respectively, with a net unrealized depreciation of ($503,564).
At 06/30/09, the values of certain foreign securities held by the fund aggregating $1,126,425 were adjusted from their closing market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Reg’d — Registered

Laudus Mondrian Institutional Emerging Markets Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Laudus Mondrian Institutional Emerging Markets Fund
Portfolio Holdings (Unaudited) continued

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$—	$1,003,543	$—	$1,003,543
Brazil — (a)	163,935	—	—	163,935
Columbia — (a)	51,850	—	—	51,850
Kazahkstan — (a)	44,878	—	—	44,878
Mexico — (a)	138,659	—	—	138,659
Philippines — (a)	59,664	—	—	59,664
Republic of Korea — (a)	33,310	—	—	33,310
Russia — (a)	180,199	—	—	180,199
Taiwan
Technology Hardware & Equipment	28,551	28,440	—	56,991
Telecommunication Services	50,606	—	—	50,606
Thailand — (a)	59,753	—	—	59,753
Turkey Banks	49,868	6,833	—	56,701
Preferred Stock
Brazil — (a)	79,645	—	—	79,645
Republic of Korea — (a)		87,609	—	87,609
Other Investment Company	50,299	—	—	50,299

Total	$991,217	$1,126,425	$—	$2,117,642

(a)	as categorized in Portfolio Holdings
REG46279JUN09 — 00

Laudus Institutional Trust
Laudus Mondrian Institutional International Equity FundTM
Portfolio Holdings As of June 30, 2009, (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.7%	Common Stock	11,916,497	10,890,691
—%	Rights	—	—
1.1%	Other Investment Company	117,417	117,417

98.8%	Total Investments	12,033,914	11,008,108
1.2%	Other Assets and Liabilities, Net		135,076

100.0%	Net Assets		11,143,184

	Number of	Value
Security	Shares	($)

Common Stock 97.7% of net assets

Australia 9.7%
Banks 3.0%
National Australia Bank Ltd.	18,423	331,912
Food & Staples Retailing 3.0%
Wesfarmers Ltd.	18,288	332,979
Telecommunication Services 3.7%
Telstra Corp., Ltd.	153,343	418,444

		1,083,335

Finland 0.9%
Materials 0.9%
UPM-Kymmene Oyj	11,038	96,327

France 15.1%
Banks 1.9%
Societe Generale	3,958	217,256
Capital Goods 2.5%
Compagnie de Saint-Gobain	8,391	282,336
Energy 4.0%
Total S.A.	8,206	444,768
Food & Staples Retailing 3.5%
Carrefour S.A.	9,200	394,539
Telecommunication Services 3.2%
France Telecom S.A.	15,579	354,477

		1,693,376

Germany 4.7%
Telecommunication Services 1.2%
Deutsche Telekom AG — Reg’d.	11,576	136,857
Utilities 3.5%
RWE AG	4,981	392,797

		529,654

Hong Kong 1.7%
Utilities 1.7%
Hongkong Electric Holdings Ltd.	34,500	191,652

Italy 2.4%
Banks 2.4%
Intesa Sanpaolo *	84,353	272,587

Japan 22.2%
Automobiles & Components 2.8%
Toyota Motor Corp.	8,400	317,666
Food & Staples Retailing 2.1%
Seven & i Holdings Co., Ltd.	9,900	232,181
Household & Personal Products 3.5%
Kao Corp.	18,000	391,687
Insurance 2.7%
Tokio Marine Holdings, Inc.	10,800	296,531
Pharmaceuticals, Biotechnology & Life Sciences 3.6%
Takeda Pharmaceutical Co., Ltd.	10,400	404,351
Technology Hardware & Equipment 4.0%
CANON, Inc.	13,600	444,230
Telecommunication Services 3.5%
KDDI Corp.	73	387,341

		2,473,987

Netherlands 1.8%
Media 1.8%
Reed Elsevier N.V.	17,673	195,415

Singapore 6.3%
Banks 4.4%
Oversea-Chinese Banking Corp., Ltd.	67,913	311,802
United Overseas Bank Ltd.	18,000	181,634

		493,436
Telecommunication Services 1.9%
Singapore Telecommunications Ltd.	99,000	204,251

		697,687

Spain 8.3%
Banks 2.8%
Banco Santander S.A.	26,102	315,524
Telecommunication Services 3.5%
Telefonica S.A.	17,347	393,942

1

Laudus Mondrian Institutional International Equity Fund
Portfolio Holdings (Unaudited) continued

	Number of	Value
Security	Shares	($)

Utilities 2.0%
Iberdrola S.A.	26,694	217,677

		927,143

Switzerland 4.0%
Pharmaceuticals, Biotechnology & Life Sciences 4.0%
Novartis AG — Reg’d	10,842	441,348

Taiwan 2.1%
Semiconductors & Semiconductor Equipment 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	140,000	229,768

United Kingdom 18.5%
Energy 8.1%
BP plc	58,503	462,279
Royal Dutch Shell plc, Class A	17,442	437,046

		899,325
Food, Beverage & Tobacco 4.4%
Unilever plc	20,832	489,596
Insurance 1.8%
Aviva plc	36,673	206,483
Pharmaceuticals, Biotechnology & Life Sciences 4.2%
GlaxoSmithKline plc	26,213	463,008

		2,058,412

Total Common Stock (Cost $11,916,497)		10,890,691

Rights 0.0% of net assets

Belgium 0.0%
Fortis (a)(b)*	7,550	—

Total Rights (Cost $—)		—

Other Investment Company 1.1% of net assets
State Street Institutional Liquid Reserves Fund — Institutional Class	117,417	117,417

Total Other Investment Company (Cost $117,417)		117,417

End of Investments.
At 06/30/09 the tax basis cost of the fund’s investments was $12,070,584 and the unrealized appreciation and depreciation were $121,185 and ($1,183,661), respectively, with a net unrealized depreciation of ($1,062,476)
At 06/30/09, the values of certain foreign securities held by the fund aggregating $10,890,691 were adjusted from their market values in accordance with procedures approved by the Board of Trustees.

*	Non-income producing security.

(a)	Fair-valued by Management in accordance with procedures approved by the Board of Trustees.

(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0% of net assets.
ADR — American Depositary Receipt
Reg’d — Registered

2

Laudus Mondrian Institutional International Equity Fund
Portfolio Holdings (Unaudited) continued
Various inputs are used on determining the value of the fund’s investments. SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock — (a)	$—	$10,890,691	$—	$10,890,691
Other Investment Company	117,417	—	—	117,417

Total	$117,417	$10,890,691	$—	$11,008,108

(a)	as categorized in Portfolio Holdings
REG46280JUN09 — 00

3

Item 2. Controls and Procedures.
(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jeffrey Mortimer and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b) During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Laudus Institutional Trust
By:	/s/ Jeffrey Mortimer
Jeffrey Mortimer
President, Chief Executive Officer

Date: August 21, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey Mortimer
Jeffrey Mortimer
President, Chief Executive Officer

Date: August 21, 2009

By:	/s/ George Pereira
George Pereira
Treasurer, Principal Financial Officer

Date: August 21, 2009